INCOME TAXES - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 93,205	$ 16,395
Changes on acquisition/disposal	(723)	80,394
Increase recognized in the income statement	7,675	4,384
Decrease recognized in the income statement	(2,492)	(3,418)
Changes in other comprehensive income	(234)
Translation adjustments	(1,247)	(4,550)
Valuation allowance at end of period	$ 96,184	$ 93,205